Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company is required to disclose in its Proxy Statement information that shows the relationship between “Compensation Actually Paid” as defined in Item 402(v) of Regulation
S-K
and the financial performance of the Company. The Management Development and Compensation Committee did not consider the Pay Versus Performance disclosure when making its executive pay or incentive compensation decisions for any of the years shown. For a discussion of how the Management Development and Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 43. The table and notes below provide this disclosure for the fiscal years ending December 31, 2024, 2023, 2022, 2021 and 2020.

				Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)		Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (2),(3) ($)					Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (5) ($)	Net Income ($)	Company Selected Measure (Adjusted EBITDA) (6) ($)

2024	17,716,763	16,189,220	(4)	3,552,457	3,410,604	(4)	191.44	150.95	1,995,810,000	2,065,910,000

2023	18,488,885	35,058,147		3,477,775	5,837,293		183.92	158.32	1,169,400,000	2,111,400,000

2022	12,784,251	6,452,731		2,438,871	1,415,556		123.76	133.61	866,740,000	1,617,010,000

2021	14,939,587	39,031,817		2,739,108	6,627,252		160.17	159.52	702,770,000	1,533,200,000

2020	12,818,588	12,254,009		2,618,321	2,456,130		102.59	121.61	721,050,000	1,392,820,000

(1)	The PEO and NEOs included in the above compensation columns reflect the following:

Year	PEO	NEOs

2024	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Robert J. Cardin, Michael J. Petro

2023	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Robert J. Cardin, Michael J. Petro

2022	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2021	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2020	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Daniel L. Grant, Craig M. LaTorre

(2)
The dollar amounts reported for our PEO and NEOs under “Compensation Actually Paid” represent the amount of “Compensation Actually Paid” to the PEO and NEOs, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or NEOs during the applicable year.

(3)
For the portion of “Compensation Actually Paid” that is based on year-end
stock prices, the following prices were used: for 2024: $516.50; 2023: $498.91; for 2022: $337.97; for 2021: $440.52; and for 2020: $283.97.

(4)
2024 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2024 Summary Compensation Table (SCT)	17,716,763	3,552,457

Less, Value of Stock Awards Reported in SCT	(9,295,192)	(1,563,814)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(5,154,637)	(707,722)

Plus, Pension Service Cost	863,309	227,328

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,922,483	1,609,542

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	550,672	86,700

Plus, FMV of Awards Granted this Year and that Vested this Year	147,096	8,952

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,438,726	197,161

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

Total Adjustments	(1,527,543)	(141,853)

“Compensation Actually Paid” for Fiscal Year 2024	16,189,220	3,410,604

(5)
Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Materials Index) as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2024. Each year reflects what the cumulative $100 investment would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.

(6)
Consolidated earnings before interest; income taxes; depreciation, depletion and amortization; earnings/loss from nonconsolidated equity affiliates; acquisition divestiture and integration expense; the impact of selling acquired inventory after its markup to fair value as part of acquisition accounting subject to the limitations described below, nonrecurring gains on divestitures; and noncash asset and portfolio rationalization charge of certain ready mixed concrete operations (Adjusted EBITDA) is an indicator used by the Company and investors to evaluate the Company’s operating performance from period to period. Effective January 1, 2024, transaction expenses and inventory acquisition accounting impacts are only excluded for transactions with at least $2 billion in consideration and transaction expenses expected to exceed $15 million.
Adjusted EBITDA
was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v). Please see Appendix B for a reconciliation of non-GAAP
measures to GAAP measures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The PEO and NEOs included in the above compensation columns reflect the following:

Year	PEO	NEOs

2024	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Robert J. Cardin, Michael J. Petro

2023	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Robert J. Cardin, Michael J. Petro

2022	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2021	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Craig M. LaTorre, John P. Mohr

2020	C. Howard Nye	James A. J. Nickolas, Roselyn R. Bar, Daniel L. Grant, Craig M. LaTorre

Peer Group Issuers, Footnote	Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Materials Index) as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
	for the fiscal year ended December 31, 2024. Each year reflects what the cumulative $100 investment would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019.
PEO Total Compensation Amount	$ 17,716,763	$ 18,488,885	$ 12,784,251	$ 14,939,587	$ 12,818,588
PEO Actually Paid Compensation Amount	$ 16,189,220	35,058,147	6,452,731	39,031,817	12,254,009
Adjustment To PEO Compensation, Footnote
(4)
2024 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2024 Summary Compensation Table (SCT)	17,716,763	3,552,457

Less, Value of Stock Awards Reported in SCT	(9,295,192)	(1,563,814)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(5,154,637)	(707,722)

Plus, Pension Service Cost	863,309	227,328

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,922,483	1,609,542

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	550,672	86,700

Plus, FMV of Awards Granted this Year and that Vested this Year	147,096	8,952

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,438,726	197,161

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

Total Adjustments	(1,527,543)	(141,853)

“Compensation Actually Paid” for Fiscal Year 2024	16,189,220	3,410,604

Non-PEO NEO Average Total Compensation Amount	$ 3,552,457	3,477,775	2,438,871	2,739,108	2,618,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,410,604	5,837,293	1,415,556	6,627,252	2,456,130
Adjustment to Non-PEO NEO Compensation Footnote
(4)
2024 “Compensation Actually Paid” to the PEO and the average “Compensation Actually Paid” to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average for non-PEO NEOs

Total Reported in 2024 Summary Compensation Table (SCT)	17,716,763	3,552,457

Less, Value of Stock Awards Reported in SCT	(9,295,192)	(1,563,814)

Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(5,154,637)	(707,722)

Plus, Pension Service Cost	863,309	227,328

Plus, Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	9,922,483	1,609,542

Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	550,672	86,700

Plus, FMV of Awards Granted this Year and that Vested this Year	147,096	8,952

Plus, Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year	1,438,726	197,161

Less, Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year

Total Adjustments	(1,527,543)	(141,853)

“Compensation Actually Paid” for Fiscal Year 2024	16,189,220	3,410,604

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists on an unranked basis the three financial performance measures that, in the Company’s assessment represent the most important performance measures used to link “Compensation Actually Paid” for our NEOs to Company performance for 2024.

Adjusted EBITDA

rTSR

Total Revenues

Total Shareholder Return Amount	$ 191.44	183.92	123.76	160.17	102.59
Peer Group Total Shareholder Return Amount	150.95	158.32	133.61	159.52	121.61
Net Income (Loss)	$ 1,995,810,000	$ 1,169,400,000	$ 866,740,000	$ 702,770,000	$ 721,050,000
Company Selected Measure Amount	2,065,910,000	2,111,400,000	1,617,010,000	1,533,200,000	1,392,820,000
PEO Name	C. Howard Nye
Stock Price	$ 516.5	$ 498.91	$ 337.97	$ 440.52	$ 283.97
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Consolidated earnings before interest; income taxes; depreciation, depletion and amortization; earnings/loss from nonconsolidated equity affiliates; acquisition divestiture and integration expense; the impact of selling acquired inventory after its markup to fair value as part of acquisition accounting subject to the limitations described below, nonrecurring gains on divestitures; and noncash asset and portfolio rationalization charge of certain ready mixed concrete operations (Adjusted EBITDA) is an indicator used by the Company and investors to evaluate the Company’s operating performance from period to period. Effective January 1, 2024, transaction expenses and inventory acquisition accounting impacts are only excluded for transactions with at least $2 billion in consideration and transaction expenses expected to exceed $15 million.
Adjusted EBITDA
was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v). Please see Appendix B for a reconciliation of non-GAAP
	measures to GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	rTSR
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenues
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,527,543)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,154,637)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,309
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,295,192)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,922,483
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	550,672
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,096
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,438,726
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,853)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(707,722)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,328
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,563,814)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,609,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,700
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,952
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 197,161